CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 75,106	$ 47,480
Consumer loans, net	323,611	303,467
Prepaid expenses and other assets	16,631	8,686
Deferred tax assets	25,427	30,914
Total current assets	440,775	390,547
Property and equipment, net	33,985	39,405
Goodwill	255,862	255,869
Intangible assets, net	39	45
Other assets	29,536	6,286
Total assets	760,197	692,152
Current liabilities:
Accounts payable and accrued expenses	57,277	49,576
Income taxes currently payable	6,802	38
Total current liabilities	64,079	49,614
Deferred tax liabilities	47,953	45,306
Other liabilities		51
Long-term debt	494,181	424,133
Total liabilities	606,213	519,104
Commitments and contingencies
Stockholders' equity:
Common stock, $0.00001 par value, 250,000,000 shares authorized, 33,000,000 shares issued and outstanding
Preferred stock, $0.00001 par value, 25,000,000 shares authorized, no shares issued and outstanding
Additional paid in capital	294
Retained earnings	156,861	169,947
Accumulated other comprehensive (loss) income	(3,171)	3,101
Total stockholders' equity	153,984	173,048
Total liabilities and stockholders' equity	$ 760,197	$ 692,152